FEDERATED INTERNATIONAL EQUITY FUND
(A Portfolio of Federated International Series, Inc.)

Class A Shares
Class B Shares
Class C Shares
_____________________________________________________________________________________________
SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2009

1.           Under the heading entitled “What are the Fund’s Fees and Expenses?” please delete the section in its entirety and replace it with the following:

What are the Fund’s Fees and Expenses?

FEDERATED INTERNATIONAL EQUITY FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares and Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)[1]	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[3]	1.00%	1.00%	1.00%
Distribution (12b-1) Fee	None	0.75%	0.75%
Other Expenses[4]	1.22%	1.22%	1.22%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses	2.23%	2.98%[6]	2.98%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.
2 The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending November 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and adminstrator expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2009.

Total Anticipated Waivers of Fund Expenses	0.18%	0.18%	0.18%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers)[7]	2.05%	2.80%	2.80%
3  The Adviser expects to voluntarily waive a portion of the management fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.86% for the fiscal year ending November 30, 2009.  The management fee paid by the Fund was 1.00% for the fiscal year ended November 30, 2008.

4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this anticipated voluntary waiver at any time. Total other expenses paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after the anticipated voluntary waiver) are expected to be 1.18%, 1.18% and 1.18%, respectively, for the fiscal year ending November 30, 2009.  Total other expenses paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after voluntary waiver and reduction) were 0.87%, 0.88% and 0.88%, respectively, for the fiscal year ended November 30, 2008.

5 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers or reimbursements) for the fiscal year ended November 30, 2008.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

7  The Total Actual Annual Fund Operating Expenses paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after voluntary waiver and reduction) were 1.87%, 2.63% and 2.63%, respectively, for the fiscal year ended November 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$764	$1,209	$1,679	$2,974
Expenses assuming no redemption	$764	$1,209	$1,679	$2,974
Class B:
Expenses assuming redemption	$851	$1,321	$1,767	$3,123
Expenses assuming no redemption	$301	$921	$1,567	$3,123
Class C:
Expenses assuming redemption	$401	$921	$1,567	$3,299
Expenses assuming no redemption	$301	$921	$1,567	$3,299

2.           Under the heading entitled “Appendix A: Hypothetical Investment and Expense Information” please delete the tables in their entirety and replace them with the following:

FEDERATED INTERNATIONAL EQUITY FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.23%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$763.65	$9,711.77
2	$9,711.77	$485.59	$10,197.36	$219.57	$9,980.79
3	$9,980.79	$499.04	$10,479.83	$225.65	$10,257.26
4	$10,257.26	$512.86	$10,770.12	$231.90	$10,541.39
5	$10,541.39	$527.07	$11,068.46	$238.33	$10,833.39
6	$10,833.39	$541.67	$11,375.06	$244.93	$11,133.47
7	$11,133.47	$556.67	$11,690.14	$251.72	$11,441.87
8	$11,441.87	$572.09	$12,013.96	$258.69	$11,758.81
9	$11,758.81	$587.94	$12,346.75	$265.85	$12,084.53
10	$12,084.53	$604.23	$12,688.76	$273.22	$12,419.27
Cumulative		$5,359.66		$2,973.51

FEDERATED INTERNATIONAL EQUITY FUND - CLASS B SHARES

ANNUAL EXPENSE RATIO: 2.98%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$301.01	$10,202.00
2	$10,202.00	$510.10	$10,712.10	$307.09	$10,408.08
3	$10,408.08	$520.40	$10,928.48	$313.29	$10,618.32
4	$10,618.32	$530.92	$11,149.24	$319.62	$10,832.81
5	$10,832.81	$541.64	$11,374.45	$326.08	$11,051.63
6	$11,051.63	$552.58	$11,604.21	$332.66	$11,274.87
7	$11,274.87	$563.74	$11,838.61	$339.38	$11,502.62
8	$11,502.62	$575.13	$12,077.75	$346.24	$11,734.97
Converts from Class B to Class A				Annual Expense Ratio: 2.23%
9	$11,734.97	$586.75	$12,321.72	$265.31	$12,060.03
10	$12,060.03	$603.00	$12,663.03	$272.66	$12,394.09
Cumulative		$5,484.26		$3,123.34

FEDERATED INTERNATIONAL EQUITY FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.98%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$301.01	$10,202.00
2	$10,202.00	$510.10	$10,712.10	$307.09	$10,408.08
3	$10,408.08	$520.40	$10,928.48	$313.29	$10,618.32
4	$10,618.32	$530.92	$11,149.24	$319.62	$10,832.81
5	$10,832.81	$541.64	$11,374.45	$326.08	$11,051.63
6	$11,051.63	$552.58	$11,604.21	$332.66	$11,274.87
7	$11,274.87	$563.74	$11,838.61	$339.38	$11,502.62
8	$11,502.62	$575.13	$12,077.75	$346.24	$11,734.97
9	$11,734.97	$586.75	$12,321.72	$353.23	$11,972.02
10	$11,972.02	$598.60	$12,570.62	$360.37	$12,213.85
Cumulative		$5,479.86		$3,298.97

May 22, 2009

40626 (05/09)